Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Property, Plant and Equipment [Line Items]
Total original costs	¥ 83,705		¥ 65,856
Less: accumulated depreciation	(48,765)		(50,464)
Less: impairment loss	(2,104)
Net book value	32,836	$ 4,695	15,392
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total original costs	33,045		13,084
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total original costs	46,310		46,310
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Total original costs	327		2,439
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total original costs	1,133		1,133
Investment properties [Member]
Property, Plant and Equipment [Line Items]
Total original costs	¥ 2,890		¥ 2,890